PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS - Additional Information (Detail 2) $ in Thousands		2 Months Ended	12 Months Ended
	Jun. 18, 2018 USD ($) ADSs $ / ADS	Mar. 01, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Debt Conversion [Line Items]
Aamortization of debt discount			$ 14,154
Residual value of convertible notes allocated to equity component			152,714
2018 Convertible Notes
Debt Conversion [Line Items]
Aggregate principal amount	$ 575,000
Convertible promissory notes, interest rate	2.25%
Maturity date	Jul. 01, 2023
Recognized total interest expense for coupon interest			6,936
Aamortization of debt discount			14,154
Terms of conversion	(i) upon satisfaction of one or more of the conversion conditions as defined in the indenture for the 2018 Convertible Notes prior to the close of business day immediately preceding January 1, 2023; or (ii) anytime on or after January 1, 2023 until the close of business on the second scheduled trading day immediately preceding the maturity date (the "Conversion Option").
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate (ADSs per $1 principal amount) | ADSs	50.5165
Initial conversion rate per ADS | $ / ADS	19.80
Convertible notes fair value	$ 410,926
Residual value of convertible notes allocated to equity component	152,714
Debt issuance costs	$ 11,360
Effective interest rate	9.38%
2018 Convertible Notes | Parent Company
Debt Conversion [Line Items]
Aggregate principal amount	$ 575,000
Convertible promissory notes, interest rate	2.25%
Maturity date	Jul. 01, 2023
Recognized total interest expense for coupon interest			6,936
Aamortization of debt discount			14,154
Terms of conversion	(i) upon satisfaction of one or more of the conversion conditions as defined in the indenture for the 2018 Convertible Notes prior to the close of business day immediately preceding January 1, 2023; or (ii) anytime on or after January 1, 2023 until the close of business on the second scheduled trading day immediately preceding the maturity date (the "Conversion Option").
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate (ADSs per $1 principal amount) | ADSs	50.5165
Initial conversion rate per ADS | $ / ADS	19.80
Convertible notes fair value	$ 410,926
Residual value of convertible notes allocated to equity component	152,714
Debt issuance costs	$ 11,360
Effective interest rate	9.38%
2017 Convertible Notes
Debt Conversion [Line Items]
Aggregate principal amount			$ 675,000	$ 675,000
Convertible promissory notes, interest rate			5.00%	5.00%
Terms of conversion			according to an agreed-upon formula which stipulates a discount to the IPO price based on a discount rate and the time period between the issuance dates of the relevant 2017 Convertible Notes and the IPO pricing date, subject to certain anti-dilution adjustments
Number of ordinary shares converted from debt | shares			3,592,415
Contingent interest			20.00%	20.00%
2017 Convertible Notes | Subsequent Event
Debt Conversion [Line Items]
Amount of outstanding principal converted		$ 417,500
2017 Convertible Notes | Parent Company
Debt Conversion [Line Items]
Aggregate principal amount			$ 675,000	$ 675,000
Convertible promissory notes, interest rate			5.00%	5.00%
Contingent interest			20.00%	20.00%
2017 Convertible Notes | Class A ordinary shares
Debt Conversion [Line Items]
Amount of outstanding principal converted			$ 50,000
Number of ordinary shares converted from debt | shares			3,592,415
2017 Convertible Notes | Class A ordinary shares | Parent Company
Debt Conversion [Line Items]
Amount of outstanding principal converted			$ 50,000
Number of ordinary shares converted from debt | shares			3,592,415